Document and Entity Information	Apr. 01, 2020
Cover [Abstract]
Entity Registrant Name	CAESARS ENTERTAINMENT Corp
Amendment Flag	true
Entity Central Index Key	0000858339
Document Type	8-K/A
Document Period End Date	Apr. 01, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10410
Entity Tax Identification Number	62-1411755
Entity Address, Address Line One	One Caesars Palace Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	702
Local Phone Number	407-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 6, 2020, Caesars Entertainment Corporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Report”) to disclose, among other things, that certain Amended and Restated Casino Operating Contract, dated April 1, 2020, by and between Jazz Casino Company, L.L.C. (“JCC”), a Louisiana limited liability company and subsidiary of the Company, and the State of Louisiana, by and through the Louisiana Gaming Control Board (the “Casino Operating Contract”). The parties to the Casino Operating Contract subsequently entered into an amendment to the Casino Operating Contract, on April 9, 2020, to adjust certain deadlines for JCC to deliver certain payments under the Casino Operating Contract, as referenced in the Original Report. Accordingly, this Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends and updates the third and fourth paragraphs of, and includes Exhibit 10.4 to, the Original Report. Except for the changes reflected in this Amendment No. 1, this Amendment No. 1 does not amend or update any other information contained in the Original Report or purport to provide an update or discussion of any other developments at the Company subsequent to the filing date of the Original Report. This Amendment No. 1 should be read in conjunction with the Original Report.